Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
A summary of financial data for each of the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$6,196	$6,185	$6,355	$6,292
Interest expense	910	853	815	773
Net interest income	5,286	5,332	5,540	5,519
Provision for loan losses	180	180	150	150
Noninterest income	1,903	2,168	2,888	3,566
Noninterest expenses	5,541	5,563	5,745	6,186
Net income	1,227	1,438	1,981	2,198
Earnings per common share	$0.28	$0.32	$0.44	$0.50

	Quarters in 2011 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,498	$5,734	$6,118	$6,319
Interest expense	961	1,002	1,016	929
Net interest income	4,537	4,732	5,102	5,390
Provision for loan losses	150	150	150	325
Noninterest income	1,401	1,657	2,012	2,055
Noninterest expenses	4,580	5,019	5,145	5,029
Net income	1,028	1,031	1,427	1,733
Earnings per common share	$0.23	$0.23	$0.32	$0.39